GOODWILL AND OTHER INTANGIBLE ASSETS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount	$ 8,614,867	$ 8,255,110	$ 7,965,297
Impairment		0	0
Accumulated amortization	(5,864,172)	(5,294,241)	(4,024,677)
Net carrying amount	2,750,695	2,960,869	3,940,621
Capitalized Software [Member]
Gross carrying value	3,374,247	3,014,490	2,724,678
Impairment	0	0	0
Accumulated amortization	(2,651,850)	(2,483,429)	(2,131,897)
Net carrying amount	722,397	531,061	592,781
Customer Relationships [Member]
Gross carrying amount	3,713,434	3,713,443	3,713,443
Impairment	0	0	0
Accumulated amortization	(1,722,800)	(1,363,054)	(643,560)
Net carrying amount	1,990,634	2,350,380	3,069,874
Acquired Technology [Member]
Gross carrying amount	1,527,186	1,527,186	1,527,186
Impairment	0	0	0
Accumulated amortization	(1,489,522)	(1,447,758)	(1,249,220)
Net carrying amount	$ 37,664	$ 79,428	$ 277,966